Intangible assets - Schedule of goodwill based on cash-generating units (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill	€ 13,877	€ 12,713
Banco Santander (Brazil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,416	2,930
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,444	1,444
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,304	1,304
Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Goodwill	1,071	1,095
Santander Consumer USA
Disclosure of information for cash-generating units [line items]
Goodwill	1,062	979
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	998	998
Santander Bank, National Association
Disclosure of information for cash-generating units [line items]
Goodwill	697	643
Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	618	633
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	508	516
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	463	422
Getnet Brazil
Disclosure of information for cash-generating units [line items]
Goodwill	330	287
Ebury
Disclosure of information for cash-generating units [line items]
Goodwill	308	0
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	218	224
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	€ 400	€ 198